Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000233894 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000233894 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233894 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000233894 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259296 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	82.80%
C000259296 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000259296 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000259296 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000259296 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000254610 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254610 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	126.50%
C000254610 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000254610 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	(26.60%)
C000255354 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000255354 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255354 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255354 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000255354 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000254609 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000254609 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254609 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254609 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000238456 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000238456 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238456 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238456 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000238456 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262018 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262018 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000262018 | U.S. Government Agency Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000262018 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000262018 | U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230898 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230898 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000231201 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000231201 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000231201 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231201 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000233895 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000233895 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000233895 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000233895 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000227299 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000227299 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000227299 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000227299 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000227299 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000230231 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000230231 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230231 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246389 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000246389 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000246389 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246389 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(101.20%)
C000246389 | U.S. Government Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000249114 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249114 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000249114 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000238444 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000238444 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238444 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238444 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000259297 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000259297 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259297 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000259297 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259297 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000272850 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000272850 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000272850 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000272852 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272852 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000272852 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000238457 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000238457 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000238457 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220988 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000220988 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220988 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220988 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000227543 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000227543 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227543 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220986 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000220986 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220986 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220986 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220986 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220987 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000220987 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000220987 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220987 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220987 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000265327 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000265327 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000265327 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000265327 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000263092 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000263092 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263092 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000263092 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000236819 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000236819 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	433.10%
C000236819 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236819 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(403.30%)
C000270793 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000270793 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270793 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254611 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000254611 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254611 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	119.50%
C000254611 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000254611 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(74.80%)
C000243093 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000243093 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243093 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000243093 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243093 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
C000227300 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000227300 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227300 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	125.60%
C000227300 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000227300 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(80.70%)
C000243094 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243094 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243094 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000243094 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000243094 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000243094 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000243094 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243094 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243094 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243094 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000238807 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000238807 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(75.20%)
C000238807 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000238807 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238807 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000238807 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223058 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000223058 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223058 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000223058 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000264354 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264354 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264354 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000241460 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000241460 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241460 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000241460 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000233897 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000233897 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233897 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000233897 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000259701 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259701 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259701 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259701 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259701 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000248321 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248321 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000248321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000251042 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000251042 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000251042 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000251041 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000251041 | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251041 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251041 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251041 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000259668 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259668 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000259668 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000259668 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259298 | U.S. Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000259298 | Money Market Fund XBRL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259298 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000259298 | Liabilities In Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)

[1]	Less than 0.05%
[2]	Less than 0.05%
[3]	Less than 0.05%
[4]	Less than 0.05%
[5]	Less than 0.05%
[6]	Less than 0.05%
[7]	Less than 0.05%
[8]	Less than 0.05%
[9]	Less than 0.05%
[10]	Less than 0.05%
[11]	Less than 0.05%
[12]	Less than 0.05%
[13]	Less than 0.05%
[14]	Less than 0.05%